Financial Instruments and Financial Risk Management - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Milestone and licensing revenues				$ 19,724
Wrote-off accounts receivable to bad debt expense				18,518
Reversal of withholding tax				$ 1,972
Consolidated Net Loss | U.S. Dollar
Disclosure Of Financial Instruments [Line Items]
Percentage of depreciation or appreciation of currency against foreign currencies which would result in increase decrease of consolidated net loss and other comprehensive loss		10.00%
Decrease or increase of loss due to depreciation or appreciation of currency against foreign currency		$ 437
Total Comprehensive Loss | Great Britain Pound
Disclosure Of Financial Instruments [Line Items]
Percentage of depreciation or appreciation of currency against foreign currencies which would result in increase decrease of consolidated net loss and other comprehensive loss		10.00%
Decrease or increase of loss due to depreciation or appreciation of currency against foreign currency		$ 865
China
Disclosure Of Financial Instruments [Line Items]
License agreement date		2017-08
Milestone and licensing revenues	$ 19,724
Licensing Agreement | China
Disclosure Of Financial Instruments [Line Items]
Milestone and licensing revenues	$ 19,724
Agreement termination period		2018-03
Discounted Cash Flow | Bottom of Range
Disclosure Of Financial Instruments [Line Items]
Market interest rate specific to term of debt instrument		8.83%	14.43%
Discounted Cash Flow | Top of Range
Disclosure Of Financial Instruments [Line Items]
Market interest rate specific to term of debt instrument		15.05%	21.94%